FINANCE LEASE LIABILITY (Obligations) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 52,397	$ 51,204
Finance lease liability, long-term portion	446,426	472,996
Finance lease liability	$ 498,823	$ 524,200